UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                              Oppenheimer Value Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 2, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--95.6%
--------------------------------------------------------------------------------
 Consumer Discretionary--17.4%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.9%
 McDonald's Corp.                                           4,200     $   92,652
--------------------------------------------------------------------------------
 Media--12.0%
 EchoStar Communications Corp., Cl. A 1                     2,400         83,088
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H 1                             10,500        134,505
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                              14,900        172,244
                                                                      ----------
                                                                         389,837

--------------------------------------------------------------------------------
 Specialty Retail--1.5%
 OfficeMax, Inc. 1                                          7,600         49,780
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.0%
 Nike, Inc., Cl. B                                            600         32,094
--------------------------------------------------------------------------------
 Consumer Staples--3.7%
--------------------------------------------------------------------------------
 Tobacco--3.7%
 Altria Group, Inc.                                         2,600        118,144
--------------------------------------------------------------------------------
 Energy--8.4%
--------------------------------------------------------------------------------
 Energy Equipment & Services--2.6%
 Halliburton Co.                                            1,400         32,200
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                            900         42,813
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                        200          9,170
                                                                      ----------
                                                                          84,183

--------------------------------------------------------------------------------
 Oil & Gas--5.8%
 BP plc, ADR                                                3,900        163,878
--------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 1                              600         15,660
--------------------------------------------------------------------------------
 Westport Resources Corp. 1                                   400          9,100
                                                                      ----------
                                                                         188,638

--------------------------------------------------------------------------------
 Financials--24.8%
--------------------------------------------------------------------------------
 Capital Markets--2.3%
 Bank of New York Co., Inc. (The)                           2,600         74,750
--------------------------------------------------------------------------------
 Commercial Banks--6.7%
 Wachovia Corp.                                             2,500         99,900
--------------------------------------------------------------------------------
 Wells Fargo Co.                                            2,300        115,920
                                                                      ----------
                                                                         215,820

--------------------------------------------------------------------------------
 Diversified Financial Services--7.0%
 Citigroup, Inc.                                            2,500        107,000
--------------------------------------------------------------------------------
 Franklin Resources, Inc.                                   2,200         85,954
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                    700         32,676
                                                                      ----------
                                                                         225,630

--------------------------------------------------------------------------------
 Insurance--7.1%
 American International Group, Inc.                           400         22,072
--------------------------------------------------------------------------------
 Chubb Corp.                                                1,100         66,000
--------------------------------------------------------------------------------
 Prudential Financial, Inc.                                 2,900         97,585
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. B                   2,900         45,733
                                                                      ----------
                                                                         231,390


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--1.7%
 Fannie Mae                                                   800       $ 53,952
--------------------------------------------------------------------------------
 Health Care--4.9%
--------------------------------------------------------------------------------
 Health Care Providers & Services--3.9%
 Aetna, Inc.                                                1,900        114,380
--------------------------------------------------------------------------------
 Service Corp. International 1                              3,100         11,997
                                                                      ----------
                                                                         126,377

--------------------------------------------------------------------------------
 Pharmaceuticals--1.0%
 Pfizer, Inc.                                                 980         33,467
--------------------------------------------------------------------------------
 Industrials--17.3%
--------------------------------------------------------------------------------
 Aerospace & Defense--9.2%
 Boeing Co.                                                 2,800         96,096
--------------------------------------------------------------------------------
 Lockheed Martin Corp.                                      1,100         52,327
--------------------------------------------------------------------------------
 Northrop Grumman Corp.                                       700         60,403
--------------------------------------------------------------------------------
 Raytheon Co.                                               2,700         88,668
                                                                      ----------
                                                                         297,494
--------------------------------------------------------------------------------
 Commercial Services & Supplies--5.1%
 Cendant Corp. 1                                            9,000        164,880
--------------------------------------------------------------------------------
 Industrial Conglomerates--0.6%
 Tyco International Ltd.                                    1,000         18,980
--------------------------------------------------------------------------------
 Road & Rail--2.4%
 CNF Transportation, Inc.                                   3,100         78,678
--------------------------------------------------------------------------------
 Information Technology--7.2%
--------------------------------------------------------------------------------
 Communications Equipment--1.4%
 QUALCOMM, Inc.                                             1,300         46,475
--------------------------------------------------------------------------------
 Computers & Peripherals--1.7%
 Hewlett-Packard Co.                                        2,600         55,380
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.1%
 Flextronics International Ltd. 1                           9,300         96,627
--------------------------------------------------------------------------------
 Thermo Electron Corp. 1                                    1,700         35,734
                                                                      ----------
                                                                         132,361

--------------------------------------------------------------------------------
 Materials--4.0%
--------------------------------------------------------------------------------
 Chemicals--1.5%
 FMC Corp. 1                                                  600         13,578
--------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.                   1,000         31,930
--------------------------------------------------------------------------------
 Monsanto Co.                                                 200          4,328
                                                                      ----------
                                                                          49,836

--------------------------------------------------------------------------------
 Metals & Mining--0.5%
 Alcoa, Inc.                                                  600         15,300
--------------------------------------------------------------------------------
 Paper & Forest Products--2.0%
 Sappi Ltd., Sponsored ADR                                  5,200         64,220
--------------------------------------------------------------------------------
 Telecommunication Services--2.7%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--1.7%
 Verizon Communications, Inc.                               1,400         55,230
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 Vodafone Group plc, Sponsored ADR                          1,600         31,440


3  |  OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Utilities--5.2%
--------------------------------------------------------------------------------
 Electric Utilities--4.0%
 AES Corp. (The) 1                                          4,800     $   30,480
--------------------------------------------------------------------------------
 Allegheny Energy, Inc.                                     1,300         10,985
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                                     500         32,135
--------------------------------------------------------------------------------
 Edison International 1                                     1,000         16,430
--------------------------------------------------------------------------------
 Pepco Holdings, Inc.                                       1,000         19,160
--------------------------------------------------------------------------------
 PG&E Corp. 1                                               1,000         21,150
                                                                      ----------
                                                                         130,340

--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--1.2%
 Equitable Resources, Inc.                                    900         36,666
                                                                      ----------
 Total Common Stocks (Cost $2,761,818)                                 3,093,994


                                                        Principal   Market Value
                                                           Amount     See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--4.8%
 Undivided interest of 0.04% in joint repurchase
 agreement (Principal Amount/Market Value
 $440,796,000, with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc., 1.06%, dated
 6/30/03, to be repurchased at $156,005 on 7/1/03,
 collateralized by U.S. Treasury Bonds, 3.375%,
 4/30/04, with a value of $449,915,616
 (Cost $156,000)                                        $156,000     $  156,000

-------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $2,917,818)                                         100.4%     3,249,994
-------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                      (0.4)       (11,487)
                                                        -----------------------
 Net Assets                                                100.0%    $3,238,507
                                                        =======================



Footnotes to Statement of Investments
1. Non-income producing security.
See accompanying Notes to Financial Statements.


4  |  OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
---------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $2,917,818)--see accompanying statement                    $ 3,249,994
---------------------------------------------------------------------------------------------------
 Cash                                                                                           868
---------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                            16,784
 Interest and dividends                                                                       2,086
 Other                                                                                            6
                                                                                        -----------
 Total assets                                                                             3,269,738

---------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                       29,545
 Trustees' compensation                                                                       1,353
 Other                                                                                          333
                                                                                        -----------
 Total liabilities                                                                           31,231


---------------------------------------------------------------------------------------------------
 Net Assets                                                                             $ 3,238,507
                                                                                        ===========


---------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                             $       300
---------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                               2,999,700
---------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                          9,668
---------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                  (103,337)
---------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                 332,176
                                                                                        -----------
 Net Assets                                                                             $ 3,238,507
                                                                                        ===========


---------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value and redemption price per share (based on net assets of $3,238,507 and
 300,000 shares of beneficial interest outstanding)                                     $     10.80



 See accompanying Notes to Financial Statements.


5  |  OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003 1
----------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $385)  $  21,317
----------------------------------------------------------------
 Interest                                                  1,076
                                                       ---------
 Total investment income                                  22,393

----------------------------------------------------------------
 Expenses

 Management fees                                          10,794
----------------------------------------------------------------
 Trustees' compensation                                    1,353
----------------------------------------------------------------
 Shareholder reports                                         100
----------------------------------------------------------------
 Custodian fees and expenses                                  58
----------------------------------------------------------------
 Other                                                       423
                                                       ---------
 Total expenses                                           12,728
 Less reduction to custodian expenses                         (3)
                                                       ---------
 Net expenses                                             12,725


----------------------------------------------------------------
 Net Investment Income                                     9,668


----------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                       (103,337)
----------------------------------------------------------------
 Net change in unrealized appreciation on investments    332,176


----------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations  $ 238,507
                                                       =========




1. For the period from January 2, 2003 (commencement of operations) to June 30, 2003.



 See accompanying Notes to Financial Statements.


6  |  OPPENHEIMER VALUE FUND/VA

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      Period
                                                                                                                       Ended
                                                                                                             June 30, 2003 1
                                                                                                                 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                                                            $    9,668
-----------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                                  (103,337)
-----------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                                               332,176
                                                                                                                  -----------
 Net increase in net assets resulting from operations                                                                238,507

----------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions--Non-Service shares                     3,000,000

----------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                                                    3,238,507
----------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                                      --
                                                                                                                  -----------
 End of period [including undistributed net investment income of $9,668 for the period ended June 30, 2003]       $3,238,507
                                                                                                                  ===========



1. For the period from January 2, 2003 (commencement of operations) to June 30, 2003.



 See accompanying Notes to Financial Statements.


7  |  OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS

                                                                Period
                                                                 Ended
                                                       June 30, 2003 1
 Non-Service shares                                        (Unaudited)
-----------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                           $10.00
-----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                             .03
 Net realized and unrealized gain                                  .77
                                                                -------
 Total from investment operations                                  .80
-----------------------------------------------------------------------
 Net asset value, end of period                                 $10.80
                                                                =======

-----------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               8.00%


-----------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $3,239
-----------------------------------------------------------------------
 Average net assets (in thousands)                              $2,936
-----------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                            0.67%
 Expenses, gross                                                  0.88%
 Expenses, net                                                    0.88% 4
-----------------------------------------------------------------------
 Portfolio turnover rate                                            72%



1. For the period from January 2, 2003 (commencement of operations) to June 30, 2003.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


8  |  OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). As of June 30, 2003, the majority of Non-Service shares were owned by the Manager.
    The Fund currently offers Non-Service shares only. The class is sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------

Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $103,337.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


9  |  OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                  Period Ended June 30, 2003 1
                                                      Shares            Amount
------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                300,000       $ 3,000,000
                                                     -------------------------
 Net increase                                        300,000        $3,000,000
                                                     =========================


1. For the period from January 2, 2003 (commencement of operations) to June 30, 2003.


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended June 30, 2003, were $4,634,146 and $1,768,992, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.


10  |  OPPENHEIMER VALUE FUND/VA

    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Offering and Organizational Costs. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
5. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the period ended or at June 30, 2003.

--------------------------------------------------------------------------------
Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


11  |  OPPENHEIMER VALUE FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)